Summary of Significant Accounting Policies (Disclosure of Share-based Compensation Arrangements, Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Expected life of options	7 years	7 years	7 years
Risk-free interest rate	1.41%	1.78%	1.39%
Expected volatility	21.57%	22.12%	21.91%
Expected dividend yield	4.91%	4.86%	4.62%